Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.3%
Austria - 0.5%
65,488	Porr AG*	1,197,301
28,494	Vienna Insurance Group AG Wiener Versicherung Gruppe	738,472
		1,935,773
Belgium - 3.8%
159,061	UCB S.A.	15,121,020
Czech Republic - 0.8%
102,918	Komercni banka, a.s.*	3,176,161
Denmark - 0.5%
5,693	ALK-Abello A/S*	2,161,804
France - 11.9%
73,092	Amundi S.A.*	5,841,665
186,887	Bureau Veritas S.A.*	5,318,199
450,435	Elior Group S.A.	3,337,950
553,221	Elis S.A.*	9,029,660
67,202	Legrand S.A.	6,243,634
12,878	Pernod Ricard S.A.	2,410,503
115,141	Publicis Groupe S.A.	7,021,590
61,647	Safran S.A.*	8,385,718
		47,588,919
Germany - 14.6%
32,101	Beiersdorf AG	3,391,835
110,081	Brenntag AG	9,404,133
269,959	Fresenius SE & Co. KGaA	12,029,521
24,119	Hannover Rueck SE	4,404,330
158,328	Hensoldt AG*	2,432,302
62,074	Jenoptik AG	1,865,646
13,308	Merck KGaA	2,276,396
160,176	Siemens Healthineers AG	8,681,859
295,626	United Internet AG	11,868,246
28,406	Washtec AG*	1,632,777
		57,987,045
Italy - 0.1%
19,163	MARR SpA*	411,780
Netherlands - 5.5%
70,275	Heineken NV	7,214,309
192,480	QIAGEN NV*	9,315,879
59,908	Wolters Kluwer NV	5,203,319
		21,733,507
Portugal - 2.1%
502,029	Jeronimo Martins SGPS S.A.	8,439,882
Spain - 3.9%
306,601	Almirall S.A.	4,649,395
147,294	Fluidra S.A.	4,216,933
43,391	Laboratorios Farmaceuticos Rovi S.A.*	2,340,701
60,001	Viscofan S.A.	4,147,255
		15,354,284
Sweden - 11.7%
397,792	Alfa Laval AB*	12,022,633
388,261	Assa Abloy AB	11,174,306
40,006	Epiroc AB	906,303
322,042	Hexpol AB	3,636,633
134,700	Swedish Match AB	10,508,107
336,769	Trelleborg AB*	8,565,165
		46,813,147
Switzerland - 10.9%
161,036	Julius Baer Group, Ltd.	10,290,760
203,240	Novartis AG	17,373,101
1,019,882	UBS Group AG	15,779,093
		43,442,954
United Kingdom - 29.0%
118,621	AstraZeneca PLC	11,839,455
1,677,784	Beazley PLC*	8,132,281
229,058	Bunzl PLC	7,331,618
350,601	Compass Group PLC*	7,083,501
1,525,295	ConvaTec Group PLC	4,123,555
387,399	Electrocomponents PLC	5,305,200
969,514	GlaxoSmithKline PLC	17,163,218
38,500	Hikma Pharmaceuticals PLC	1,207,743
71,094	IMI PLC	1,306,923
467,558	Lancashire Holdings Ltd.	4,146,373
561,041	Prudential PLC	11,951,662
766,551	Rotork PLC	3,767,677
110,519	Savills PLC	1,740,394
425,803	Smith & Nephew PLC	8,083,899
413,022	Smiths Group PLC	8,749,690
123,398	Spectris PLC	5,660,319
629,357	WPP PLC	8,020,236
		115,613,744
Total Common Stocks (Cost $309,636,736)		379,780,020

Preferred Stocks - 0.7%
Germany - 0.7%
58,398	Fuchs Petrolub SE	2,798,400
Total Preferred Stocks (Cost $2,397,624)		2,798,400

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
12,850,838	First American Government Obligations Fund - Class Z, 0.03%#	12,850,838
Total Short-Term Investments (Cost $12,850,838)		12,850,838
Total Investments - 99.2% (Cost $324,885,198)		395,429,258
Other Assets in Excess of Liabilities - 0.8%		3,257,319
NET ASSETS - 100.0%		$398,686,577

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$9,635,030	$370,144,990	$-
Preferred Stocks	-	2,798,400	-
Short-Term Investments	12,850,838	-	-
Total Investments	$22,485,868	$372,943,390	$-